Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our equity grant practices ensure all grants are made on fixed pre-established grant dates and at exercise prices or grant prices equal to the “fair market value” of e.l.f. Beauty common stock on such dates. For the last five years, we have generally granted our annual equity awards to our executive officers on or around June 1, the first day of the month that immediately follows the release of our year-end financial results. The Compensation Committee has determined that this methodology is prudent in that it allows for the market to process all reported public information (including initial financial guidance for the upcoming fiscal year, if any) prior to establishing the value of annual equity awards for our executive officers.
We do not otherwise maintain any formal written policies on the timing of awards of stock options, SARs, or similar instruments with option-like features. If the Company decides to issue stock option grants, the Compensation Committee will consider whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. We do not backdate, reprice, or grant stock options retroactively.

Award Timing Method	Our equity grant practices ensure all grants are made on fixed pre-established grant dates and at exercise prices or grant prices equal to the “fair market value” of e.l.f. Beauty common stock on such dates. For the last five years, we have generally granted our annual equity awards to our executive officers on or around June 1, the first day of the month that immediately follows the release of our year-end financial results. The Compensation Committee has determined that this methodology is prudent in that it allows for the market to process all reported public information (including initial financial guidance for the upcoming fiscal year, if any) prior to establishing the value of annual equity awards for our executive officers.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not otherwise maintain any formal written policies on the timing of awards of stock options, SARs, or similar instruments with option-like features. If the Company decides to issue stock option grants, the Compensation Committee will consider whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. We do not backdate, reprice, or grant stock options retroactively.

MNPI Disclosure Timed for Compensation Value	false